Commitments and Contingencies (Details Textual) - USD ($)				9 Months Ended		12 Months Ended
	Jan. 03, 2017	Oct. 10, 2016	Sep. 12, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Monthly rent for first year			$ 2,300
Monthly rent for second year			$ 2,450
Term of the lease			2 years			3 years
Monthly rent amount		$ 2,450				$ 6,837
Rent expenses				$ 150,730	$ 103,232	$ 154,194	$ 124,698
Mr. Pereira [Member]
Commitments and Contingencies (Textual)
Employment agreement term						3 years
Mr. Pereira [Member] | Maximum [Member]
Commitments and Contingencies (Textual)
Base salary increased	$ 346,500
Mr. Pereira [Member] | Minimum [Member]
Commitments and Contingencies (Textual)
Base salary increased	$ 381,150
Office Space [Member]
Commitments and Contingencies (Textual)
Monthly rent amount						$ 1,170
Lease expiration, date				Aug. 31, 2020		Feb. 28, 2018
Office Space [Member] | Maximum [Member]
Commitments and Contingencies (Textual)
Monthly rent amount				$ 6,911
Office Space [Member] | Minimum [Member]
Commitments and Contingencies (Textual)
Monthly rent amount				$ 1,750
Subleases Office [Member]
Commitments and Contingencies (Textual)
Monthly rent amount						$ 8,850
Lease expiration, date						Jul. 31, 2017